Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cash and cash equivalents [line items]
Cash on hand	₽ 8	₽ 7
Total cash and cash equivalents	1,894	2,452
Less allowance for expected credit loss	(91)
Total cash and cash equivalents, net	1,803	2,452	₽ 1,689	₽ 3,079
Russian rubles [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	360	617
U.S. dollars [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	766	1,377
Euro [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	596	305
Other currencies [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	₽ 164	₽ 146